ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable from third-party customers, net

	As of March 31,
	2025	2024
Accounts receivable. third-party customers	$18,259,749	$9,546,483
Less: allowance for estimated credit loss	(653,470)	(382,731)
Accounts receivable from third-party customers, net	$17,606,279	$9,163,752

Schedule of outstanding gross accounts receivable and subsequent collection by aging bucket

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	March 31, 2025	collection	collection
Less than 6 months	$17,650,236	$12,331,018	69.9%
From 7 to 9 months	18,586	—	0.0%
From 10 to 12 months	—	—	0.0%
Over 1 year	590,927	—	0.0%
Total gross accounts receivable	$18,259,749	$12,331,018	67.5%

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	March 31, 2024	collection	collection
Less than 6 months	$8,834,530	$8,834,530	100.0%
From 7 to 9 months	212,590	212,590	100.0%
From 10 to 12 months	298,518	298,518	100.0%
Over 1 year	200,845	—	0.0%
Total gross accounts receivable	$9,546,483	$9,345,638	97.9%

Schedule of allowance for doubtful accounts movement

	As of March 31,
	2025	2024
Beginning balance	$382,731	$529,003
Additions	274,115	—
Bad debt recovery	—	(137,831)
Foreign currency translation adjustments	(3,376)	(8,441)
Ending balance	$653,470	$382,731